SCHWAB STRATEGIC TRUST

Schwab® International Equity ETFs

Schwab® International Small-Cap Equity ETF

Schwab® Emerging Markets Equity ETF

(each, the fund)

Supplement dated February 25, 2020 to the currently effective

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Statutory Prospectus and SAI and should be read in conjunction with the Statutory

Prospectus and SAI.

Effective February 25, 2020 the management fee of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab International Small-Cap Equity ETF	0.12%	0.11%

Schwab Emerging Markets Equity ETF	0.13%	0.11%

Accordingly, the following changes to the Statutory Prospectus and SAI are effective February 25, 2020:

1.	Schwab International Small-Cap Equity ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.11

Other expenses	None

Total annual fund operating expenses[1]	0.11

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$11	$35	$62	$141

2.	Schwab Emerging Markets Equity ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.11

Other expenses	None

Total annual fund operating expenses[1]	0.11

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$11	$35	$62	$141

3.	Schwab International Equity ETFs’ SAI

SAI – Under “Advisory Agreement” in the “Investment Advisory and Other Services” section: The table following the third paragraph is revised to reflect the reduction of the management fees to Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF:

•	Schwab International Small-Cap Equity ETF from 0.12% to 0.11%

•	Schwab Emerging Markets Equity ETF from 0.13% to 0.11%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG110334-00 (02/20)

00242491

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